PER SHARE DATA (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Reconciliation Of Numerator And Denominator Of Basic And Diluted Per Share For Net Income Attributable

A reconciliation of the numerator and the denominators of the basic and diluted per share computations for net income (loss) attributable to Ricoh Company, Ltd. are as follows:

	Thousands of shares
	2010	2011	2012
Weighted average number of shares of common stock outstanding	725,613	725,555	725,483
Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	19,741	13,739	—

Diluted shares of common stock outstanding	745,354	739,294	725,483

	Millions of Yen			Thousands of U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd.	¥27,044	¥18,630	¥(44,560)	$(543,414)

Effect of dilutive securities:
Euro Yen Zero Coupon Convertible Bonds - due December 2011	(25)	(38)	—	—

Diluted net income (loss) attributable to Ricoh Company, Ltd.	¥27,019	¥18,592	¥(44,560)	$(543,414)

	Yen			U.S. Dollars
	2010	2011	2012	2012
Net income (loss) attributable to Ricoh Company, Ltd. per share:
Basic	¥37.27	¥25.68	¥(61.42)	$(0.75)
Diluted	36.25	25.15	(61.42)	(0.75)